WARRANTS (Details Narrative) - shares	Dec. 31, 2024	Dec. 31, 2023
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants received by related parties	13,235,252	13,228,170